Non-current interest-bearing loans and borrowings (Details) £ in Thousands, $ in Millions	Dec. 31, 2020 GBP (£)	Nov. 06, 2020 USD ($) Tranche	Dec. 31, 2019 GBP (£)
Interest-bearing loans and borrowings [Abstract]
Long-term borrowings | £	£ 36,654		£ 0
Total borrowings | £	£ 36,654		£ 0
Oxford Finance Agreement [Member]
Interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity		$ 100
Number of tranches | Tranche		3
Oxford Finance Agreement, Tranche One [Member]
Interest-bearing loans and borrowings [Abstract]
Total borrowings		$ 50
Oxford Finance Agreement, Tranche Two [Member]
Interest-bearing loans and borrowings [Abstract]
Total borrowings		25
Oxford Finance Agreement, Tranche Three [Member]
Interest-bearing loans and borrowings [Abstract]
Line of credit borrowing remaining amount		$ 25